Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Assets [Abstract]
Prepaid expenses and other assets

Note 4. Prepaid expenses and other assets

At December 31, 2025 and 2024, prepayment and other current assets consisted of the following:-

	As of December 31,
	2025	2024
Prepayment	1,628,234	$2,011,079
Advance to suppliers	3,356,379	2,881,581
Deposits	1,265,338	1,159,683
Other receivables	770,348	929,530
Less: Allowance for expected credit losses	(1,619,003)	(150,000)
Exchange rate difference	-	1,684
	$5,401,296	$6,833,557

	As of December 31,
Allowance for expected credit losses	2025	2024
Beginning	$150,000	$-
Provision for expected credit losses	1,542,600	150,000
Reversal of expected credit losses	(55,515)	-
Exchange rate difference	(18,082)	-
Ending	$1,619,003	$150,000

The prepayment includes payments of IT services, insurance premiums, rental expenses, travel package costs and professional fees. The deposits are mainly related to equipment, office and warehouse refundable security deposit and payment service provider rolling reserves. The other receivables are mainly related to advance to employees and non-trade receivables due from third parties.